Basis Of Presentation And Significant Accounting Policies Concentration of Credit Risk and Major Customer (Details)	9 Months Ended
Sep. 30, 2013
Basis Of Presentation And Significant Accounting Policies Concentration of Credit Risk and Major Customer
Percentage of sales to one major customer	96.00%
Percentage of Receivable from one major customer	98.00%